Stockholders’ Equity (Details Narrative) - USD ($)												1 Months Ended			3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 23, 2024	Jun. 13, 2024	May 31, 2024	May 30, 2024	Sep. 29, 2023	Feb. 03, 2023	Apr. 19, 2022	Apr. 19, 2022	Apr. 14, 2022	Apr. 13, 2022	Mar. 22, 2022	Sep. 30, 2023	Feb. 28, 2023	Apr. 30, 2022	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2024	May 29, 2024	Apr. 30, 2023	Oct. 09, 2022	Mar. 21, 2022	Apr. 18, 2019	Dec. 11, 2017
Subsidiary, Sale of Stock [Line Items]
Common stock, share authorized											100,000,000				500,000,000				500,000,000		100,000,000	100,000,000	100,000,000				50,000,000	50,000,000	20,000,000
Common stock, par value															$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001							$ 0.0001
Preferred stock, shares authorized											1,000,000				1,000,000				1,000,000		1,000,000	1,000,000					10,000	10,000
Preferred stock, par value											$ 0.0001				$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001					$ 0.001	$ 0.001
Conversion of stock, description											Pursuant to the merger agreement, (i) the Company merged with and into Sharps Nevada, (ii) each 3.5 shares of common stock of the Company were converted into one share of common stock of Sharps Nevada and (iii) the articles of incorporation and bylaws of Sharps Nevada, became the articles of incorporation and bylaws of the surviving corporation.
Gross proceeds					$ 5,600,000
Other offering expenses					$ 716,000
Additional paid in capital									$ 9,000,000.0						$ 35,941,738				$ 35,941,738		$ 32,491,409
Fair value adjustment of warrants									5,200,000												$ 42,915
Exercise price																						$ 4.38
Warrants issued																					20,541,318	9,047,794
Common stock issued for services, shares																						235,000
Common stock issued for services, value																						$ 290,551
Expected term																					3 years
Volatility, minimum																					24.49%
Volatility, maximum																					44.83%
Risk free interest rate, minimum																					3.58%
Risk free interest rate, maximum																					4.67%
Dividend rate																			0.00%	0.00%	0.00%	0.00%
Fair market value adjustment																					$ 169,583	$ 4,784,559
Warrants liability									5,200,000						1,027,102				$ 1,027,102		$ 2,422,785	$ 1,151,838
Fair value adjustment of modification charge															$ 155,703				$ 790,956
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Expected term																			3 years 21 days	3 years 3 months	3 years 3 months	3 years
Volatility																			83.04%	89.93%	89.93%	110.74%
Risk free interest rate																			4.76%	4.27%	4.27%	3.47%
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Expected term																			2 years 7 months 28 days	2 years 10 months 17 days	2 years 10 months 17 days	2 years 6 months
Volatility																			81.15%	75.40%	75.40%	100.81%
Risk free interest rate																			4.71%	3.71%	3.71%	2.90%
Warrant Holders [Member]
Subsidiary, Sale of Stock [Line Items]
Prefunded warrants															230,091				230,091
Exercise price												$ 7.26	$ 7.26				$ 7.26			$ 7.26
Fair value adjustment of modification charge															$ 155,703				$ 155,703
Warrant Holder [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price					$ 0.0001								0.0001
Pre Reverse [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued																	225,000		130,000	360,000
Pre Reverse [Member] | Warrant Holders [Member]
Subsidiary, Sale of Stock [Line Items]
Prefunded warrants															5,260,000				5,260,000
Exercise price												$ 0.33	$ 0.33				$ 0.33			$ 0.33
Reverse Stock Split [Member]
Subsidiary, Sale of Stock [Line Items]
Additional paid in capital																					$ 32,489,950	$ 24,733,306
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued															0		10,227		5,909	16,363
Exercise price																									$ 34.32
Warrants exercise price term										5 years
Fair value adjustment of warrants																	$ 22,470		$ 8,590	$ 42,306
Initial public offering										3,750,000
Exercise price										$ 4.25
Warrants issued							1,125,000	1,125,000							103,685				103,685
Expected term																			3 years
Volatility, minimum																			33.46%	37.45%
Volatility, maximum																			81.62%	44.83%
Risk free interest rate, minimum																			4.20%	3.58%
Risk free interest rate, maximum																			4.25%	4.43%
Dividend rate																			0.00%	0.00%	0.00%
Warrants exercised								51,136
Aggregate warrants issued																									28,636
Warrant [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Expected term																					5 years 6 months
Risk free interest rate																					4.54%
Warrant [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Expected term																					4 years 1 month 6 days
Risk free interest rate																					3.53%
Warrant [Member] | Pre Reverse [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price																									$ 1.56
Warrants exercised								1,125,000
Aggregate warrants issued																									630,000
Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued						102,206
Purchase price pre reverse						$ 37.18
Exercise price				$ 7.26	14.08	$ 34.32
Warrants exercise price term						5 years
Offering expenses						$ 600,000
Issued shares of common stock	259,091
Net proceeds from offering						$ 3,200,000
Units description						Each unit consisted of one share of common stock and one non-tradable warrant (“Offering Warrants”) exercisable for one share of common stock
Securities Purchase Agreement [Member] | Pre Reverse [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued						2,248,521
Purchase price pre reverse						$ 1.69
Issued shares of common stock	5,700,006
Securities Purchase Agreement [Member] | PIPE Pre Funded Warrants [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price pre reverse						23.63
Securities Purchase Agreement [Member] | PIPE Pre Funded Warrants [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price pre reverse						23.606
Securities Purchase Agreement [Member] | PIPE Pre Funded Warrants [Member] | Pre Reverse [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price pre reverse						1.074
Securities Purchase Agreement [Member] | PIPE Pre Funded Warrants [Member] | Pre Reverse [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price pre reverse						$ 1.073
Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued						2,248,521
Purchase price pre reverse						$ 1.69
Exercise price						$ 1.56
Net proceeds from offering						$ 3,200,000
Offering expenses						$ 600,000
Warrant exerice price					$ 0.64
Note Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value adjustment of warrants								$ 496,000
Common stock issued for services, shares																						235,295
Subscription Agreements [Member] | Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001
Gross proceeds		$ 1,600,000	$ 1,600,000
Other offering expenses		298,000	298,000
Additional paid in capital		$ 1,296,903	$ 1,296,903
Number of units sold		190,773	190,773
Shares price pre reverse		$ 8.36	$ 8.36
Subscription Agreements [Member] | Pre Reverse [Member] | Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold		4,197,000	4,197,000
Shares price pre reverse		$ 0.38	$ 0.38
Inducement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value				$ 0.0001
Exercise price																								$ 14.08
Warrants exercised shares pre reverse				499,932
Inducement Agreement [Member] | Warrant Holders [Member]
Subsidiary, Sale of Stock [Line Items]
Other offering expenses				$ 285,000
Exercise price				$ 14.08
Additional paid in capital				$ 978,955
Nominal cost of warrant				693,064
Proceeds from Issuance of Warrants				$ 1,900,000
Inducement Agreement [Member] | Pre Reverse [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price																								7.26
Warrants exercised shares pre reverse				10,998,524
Inducement Agreement [Member] | Pre Reverse [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price																								0.64
Inducement Agreement [Member] | Pre Reverse [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price																								$ 0.33
Inducement Agreement [Member] | Pre Reverse [Member] | Warrant Holders [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price				$ 7.26
Inducement Agreement [Member] | Pre Reverse [Member] | Warrant Holders [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price				0.64
Inducement Agreement [Member] | Pre Reverse [Member] | Warrant Holders [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price				0.33
Inducement Warrants [Member] | Warrant Holders [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price				$ 9.90
Warrants exercised shares pre reverse				260,799
Inducement Warrants [Member] | Pre Reverse [Member] | Warrant Holders [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price				$ 0.45
Warrants exercised shares pre reverse				5,737,573
Shelf Offering [Member] | Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Net proceeds from IPO					$ 2,500,000
Placement agent fees					$ 362,000
Warrants issued					3,618,521
Purchase price pre reverse				$ 7.26	$ 0.64
Exercise price					$ 0.001
Net proceeds from offering					$ 2,500,000
Shelf Offering [Member] | Securities Purchase Agreement [Member] | Pre Reverse [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued					3,618,521
Shelf Offering [Member] | Securities Purchase Agreement [Member] | Reverse Stock Split [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued					164,478
Purchase price pre reverse					$ 14.08
Shelf Offering [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Prefunded warrants					800,000
Exercise price					$ 0.639
Shelf Offering [Member] | Securities Purchase Agreement [Member] | Pre-funded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Prefunded warrants					36,636
Exercise price					$ 14.058
Shelf Offering [Member] | Securities Purchase Agreement [Member] | Pre-funded Warrants [Member] | Pre Reverse [Member]
Subsidiary, Sale of Stock [Line Items]
Prefunded warrants					800,000
Exercise price					$ 0.639
Private Placement [Member] | Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Placement agent fees					$ 354,000
Net proceeds from the Private Placement					2,400,000
Additional paid in capital					1,600,000
Fair value adjustment of warrants					$ 985,204
Nominal cost of warrant																					$ 1,036,875
Private Placement [Member] | Securities Purchase Agreement [Member] | PIPE Pre Funded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued					2,581,479
Exercise price				7.26	$ 0.64
Warrants exercise price term					5 years 6 months
Private Placement [Member] | Securities Purchase Agreement [Member] | PIPE Pre Funded Warrants [Member] | Pre Reverse [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued					2,581,479
Private Placement [Member] | Securities Purchase Agreement [Member] | PIPE Pre Funded Warrants [Member] | Reverse Stock Split [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued					117,340
Exercise price					$ 14.08
Non Trading Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued					8,750,003							8,750,003	2,248,521								495,000
Fair value adjustment of warrants															$ 7,563		56,172		$ 214,019	$ 238,752	$ 221,254
Nominal cost of warrant													$ 455,326								234,072
Fair value adjustment of modification charge															7,612				153,640
Non Trading Warrants [Member] | Pre Reverse [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued					8,750,003							8,750,003	2,248,521
Non Trading Warrants [Member] | Reverse Stock Split [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued					397,727							397,727	102,206
Non Trading Warrants [Member] | PIPE Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value adjustment of warrants															(181,163)				470,721
Nominal cost of warrant					$ 985,204																1,036,875
Fair market value adjustment																					51,671
Fair value adjustment of modification charge															(148,091)				(637,316)
Securities Purchase Agreement [Member] | Purchase Agreement [Member] | PIPE Pre Funded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price pre reverse						$ 1.074
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Net proceeds from IPO								$ 14,200,000	$ 14,200,000
Warrants issued								8,523
Exercise price				$ 7.26	$ 14.08	$ 34.32	$ 117.04	$ 117.04		$ 93.50																$ 5.32
Warrants exercise price term										5 years
Fair value adjustment of warrants								$ 228,750													$ 228,750
Nominal cost of warrant							$ 11,250	$ 11,250
Warrants issued																					187,500
Expected term																					5 years
Dividend rate								0.00%													0.00%
Nominal cost																					$ 11,250
Volatility								93.47%													93.47%
Risk free interest rate								2.77%													2.77%
Number of units sold										170,454
Units description										each consisting of one share of common stock and two warrants, to purchase one share of common stock for each whole warrant
Description for offering shares										the Company granted Aegis Capital Corp., as underwriter a 45-day over-allotment option to purchase up to 15% of the number of shares included in the units sold in the offering, and/or additional warrants equal to 15% of the number of Warrants included in the units sold in the offering, in each case solely to cover over-allotments
IPO [Member] | Pre Reverse [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price							$ 5.32	$ 5.32		$ 4.25
Warrants issued							187,500	187,500
Number of units sold										3,750,000
Note Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued							235,295
Exercise price							$ 4.25	$ 4.25													$ 1.56
Warrants exercise price term							5 years	5 years
Note Warrant [Member] | Note Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price					$ 0.64																	$ 4.25
Trading Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued								340,900						7,500,000
Fair value adjustment of warrants															198,375		258,750		690,001	172,500	$ 0	$ 4,784,559
Nominal cost of warrant																					1,121,250	1,121,250
Trading Warrants [Member] | Pre Reverse [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued								7,500,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued														1,125,000
Note Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued								10,695
Fair value adjustment of warrants															$ 5,411		$ 7,059		$ 18,822	$ 7,059	$ 0	$ 127,059
Warrants issued																					235,294	235,294
Warrant outstanding																						$ 30,588
Note Warrants [Member] | Pre Reverse [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued								235,295
Inducement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued				260,799												260,799
Fair value adjustment of warrants																		$ 293,684
Inducement Warrants [Member] | Pre Reverse [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued																5,737,573
Over-Allotment Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued								51,136
Over-Allotment Warrants [Member] | Pre Reverse [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued								1,125,000